Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2012	2011
Machinery and equipment	$4,385	$4,402
Furniture and fixtures	1,138	1,138
Lab equipment	2,138	2,138
Computer equipment and software	2,640	2,635
Leasehold improvements	1,839	1,839

Property and equipment	12,140	12,152
Less accumulated depreciation and amortization	(11,413)	(11,039)

Property and equipment, net	$727	$1,113

Depreciation expense was $391,000 and $445,000 for the years ended December 31, 2012 and 2011, respectively.